REAL ESTATE INVESTMENTS, NET (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
Schedule of Real Estate Properties
The following table provides summary information regarding the Company’s operating properties as of June 30, 2021:

Property		Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo Health		Orlando, FL	6/15/2016	Office	$9,855,847	$1,269,350	$(2,444,918)	$8,680,279
Dollar General		Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(186,127)	1,211,987
Dollar General		Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(238,203)	1,446,226
Dollar General		Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(178,835)	1,127,755
Dollar General		Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(171,462)	1,114,573
Dollar General		Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(175,973)	1,037,756
Dollar General		Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(170,976)	1,017,518
Northrop Grumman		Melbourne, FL	3/7/2017	Office	12,382,991	1,469,737	(3,363,521)	10,489,207
exp US Services		Maitland, FL	3/27/2017	Office	6,056,668	388,248	(945,261)	5,499,655
Harley (1)		Bedford, TX	4/13/2017	Retail	12,947,054	—	(1,196,054)	11,751,000
Wyndham		Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(1,347,468)	9,728,247
Williams Sonoma		Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(1,214,232)	7,415,866
Omnicare		Richmond, VA	7/20/2017	Industrial	7,262,747	281,442	(954,774)	6,589,415
EMCOR		Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(693,863)	5,730,235
Husqvarna		Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(1,292,198)	11,561,950
AvAir		Chandler, AZ	12/28/2017	Industrial	27,357,899	—	(2,458,171)	24,899,728
3	M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(4,099,258)	13,019,922
Cummins		Nashville, TN	4/4/2018	Office	14,465,491	1,536,998	(2,549,219)	13,453,270
Northrop Grumman Parcel		Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
Texas Health		Dallas, TX	9/13/2018	Office	6,976,703	713,221	(829,997)	6,859,927
Bon Secours		Richmond, VA	10/31/2018	Office	10,388,751	800,356	(1,204,744)	9,984,363
Costco		Issaquah, WA	12/20/2018	Office	27,330,797	2,765,136	(3,305,667)	26,790,266
Taylor Fresh Foods		Yuma, AZ	10/24/2019	Industrial	34,194,369	2,894,017	(2,257,859)	34,830,527
Levins		Sacramento, CA	12/31/2019	Industrial	4,429,390	221,927	(330,913)	4,320,404
Dollar General		Bakersfield, CA	12/31/2019	Retail	4,899,714	261,630	(220,698)	4,940,646
Labcorp		San Carlos, CA	12/31/2019	Industrial	9,672,174	408,225	(306,481)	9,773,918
GSA (MSHA)		Vacaville, CA	12/31/2019	Office	3,112,076	243,307	(207,772)	3,147,611
PreK Education		San Antonio, TX	12/31/2019	Retail	12,447,287	555,767	(899,142)	12,103,912
Dollar Tree		Morrow, GA	12/31/2019	Retail	1,320,367	73,298	(106,366)	1,287,299
Solar Turbines		San Diego, CA	12/31/2019	Office	7,133,241	284,026	(507,486)	6,909,781
Wood Group		San Diego, CA	12/31/2019	Industrial	9,731,220	539,633	(742,040)	9,528,813
ITW Rippey		El Dorado, CA	12/31/2019	Industrial	7,071,143	304,387	(456,010)	6,919,520
Dollar General		Big Spring, TX	12/31/2019	Retail	1,281,683	76,351	(76,453)	1,281,581
Gap		Rocklin, CA	12/31/2019	Office	8,378,276	360,377	(718,960)	8,019,693
L3Harris		San Diego, CA	12/31/2019	Industrial	11,631,857	454,035	(706,233)	11,379,659
Sutter Health		Rancho Cordova, CA	12/31/2019	Office	29,555,055	1,616,610	(1,620,523)	29,551,142
Walgreens		Santa Maria, CA	12/31/2019	Retail	5,223,442	335,945	(199,441)	5,359,946
					$343,899,970	$23,570,335	$(38,377,298)	$329,093,007

(1)	Reclassified to real estate investment held for investment and use during the second quarter of 2021 from real estate held for sale beginning September 30, 2020 (see detailed discussion below).

The details of the Company's real estate impairment charges for the three and six months ended June 30, 2020 were as follows:

Property	Location	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020
Rite Aid	Lake Elsinore, CA	$349,457	$349,457
Dana	Cedar Park, TX	—	2,184,395
24 Hour Fitness	Las Vegas, NV	—	5,664,517
Dinan Cars	Morgan Hill, CA	—	1,308,156
Total		$349,457	$9,506,525

The following table provides summary information regarding the Company’s real estate portfolio as of December 31, 2020:

Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo Health	Orlando, FL	6/15/2016	Office	$9,855,847	$1,269,351	$(2,221,380)	$8,903,818
Dollar General	Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(166,006)	1,232,108
Dollar General	Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(212,451)	1,471,978
Dollar General	Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(159,501)	1,147,089
Dollar General	Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(152,925)	1,133,110
Dollar General	Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(156,949)	1,056,780
Dollar General	Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(152,492)	1,036,002
Dana	Cedar Park, TX	12/27/2016	Industrial	6,802,876	531,439	(1,835,800)	5,498,515
Northrop Grumman	Melbourne, FL	3/7/2017	Office	12,382,991	1,341,199	(2,968,985)	10,755,205
exp US Services	Maitland, FL	3/27/2017	Office	6,056,668	388,248	(833,278)	5,611,638
Wyndham	Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(1,170,222)	9,905,493
Williams Sonoma	Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(1,058,455)	7,571,643
Omnicare	Richmond, VA	7/20/2017	Industrial	7,262,747	281,442	(832,474)	6,711,715
EMCOR	Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(604,163)	5,819,935
Husqvarna	Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(1,113,651)	11,740,497
AvAir	Chandler, AZ	12/28/2017	Industrial	27,357,900	—	(2,111,134)	25,246,766
3M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(3,476,588)	13,642,592
Cummins	Nashville, TN	4/4/2018	Office	14,465,491	1,536,998	(2,151,938)	13,850,551
Northrop Grumman Parcel	Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
Texas Health	Dallas, TX	9/13/2018	Office	6,976,703	713,221	(681,341)	7,008,583
Bon Secours	Richmond, VA	10/31/2018	Office	10,388,751	800,356	(978,335)	10,210,772
Costco	Issaquah, WA	12/20/2018	Office	27,330,797	2,765,136	(2,654,329)	27,441,604
Taylor Fresh Foods	Yuma, AZ	10/24/2019	Industrial	34,194,369	2,894,017	(1,597,022)	35,491,364
Levins	Sacramento, CA	12/31/2019	Industrial	4,429,390	221,927	(220,609)	4,430,708
Dollar General	Bakersfield, CA	12/31/2019	Retail	4,899,714	261,630	(147,132)	5,014,212
PMI Preclinical	San Carlos, CA	12/31/2019	Industrial	9,672,174	408,225	(204,321)	9,876,078
GSA (MSHA)	Vacaville, CA	12/31/2019	Office	3,112,076	243,307	(138,515)	3,216,868
PreK Education	San Antonio, TX	12/31/2019	Retail	12,447,287	447,927	(599,428)	12,295,786
Dollar Tree	Morrow, GA	12/31/2019	Retail	1,320,367	73,298	(70,911)	1,322,754
Solar Turbines	San Diego, CA	12/31/2019	Office	7,133,241	284,026	(338,232)	7,079,035
Wood Group	San Diego, CA	12/31/2019	Industrial	9,731,220	466,293	(565,017)	9,632,496
ITW Rippey	El Dorado Hills, CA	12/31/2019	Industrial	7,071,143	304,387	(303,219)	7,072,311
Dollar General	Big Spring, TX	12/31/2019	Retail	1,281,683	76,351	(50,969)	1,307,065
Gap	Rocklin, CA	12/31/2019	Office	8,378,276	360,377	(479,306)	8,259,347
L-3 Communications	Carlsbad, CA	12/31/2019	Industrial	11,631,857	454,035	(470,823)	11,615,069
Sutter Health	Rancho Cordova, CA	12/31/2019	Office	29,555,055	1,616,610	(1,080,349)	30,091,316
Walgreens	Santa Maria, CA	12/31/2019	Retail	5,223,442	335,945	(132,961)	5,426,426
				$337,755,793	$23,792,057	$(32,091,211)	$329,456,639

The details of the Company's real estate impairment charges for the year ended December 31, 2020 were as follows:

Property	Location	Year Ended December 31, 2020
Dana	Cedar Park, TX	$2,184,395
24 Hour Fitness	Las Vegas, NV	5,664,517
Dinan Cars	Morgan Hill, CA	1,308,156
Rite Aid	Lake Elsinore, CA	349,457
Harley Davidson	Bedford, TX	632,233
Chevron Gas Station	San Jose, CA	128,867
		$10,267,625

Dispositions and Real Estate Investments Held for Sale
There were no disposals of properties during the three months ended June 30, 2021 nor during the three and six months ended June 30, 2020. The Company sold the following properties during the first quarter of 2021:

Property	Location	Disposition Date	Property Type	Rentable Square Feet	Contract Sale Price	Gain on Sale
Chevron Gas Station	Roseville, CA	1/7/2021	Retail	3,300	$4,050,000	$228,769
EcoThrift	Sacramento, CA	1/29/2021	Retail	38,536	5,375,300	51,415
Chevron Gas Station	San Jose, CA	2/12/2021	Retail	1,060	4,288,888	9,458
Total				42,896	$13,714,188	$289,642

The following table summarizes the major components of assets and liabilities related to real estate investments held for sale as of June 30, 2021 (Dana property) and December 31, 2020 (Harley Davidson, EcoThrift and two Chevron properties):

	June 30, 2021	December 31, 2020
Assets related to real estate investments held for sale:
Land, buildings and improvements	$6,802,876	$25,675,459
Tenant origination and absorption costs	531,439	554,788
Accumulated depreciation and amortization	(1,958,569)	(1,644,508)
Real estate investments held for sale, net	5,375,746	24,585,739
Other assets, net	671,265	1,079,361
Total assets related to real estate investments held for sale:	$6,047,011	$25,665,100

Liabilities related to real estate investments held for sale:
Mortgage notes payable, net	$4,381,426	$9,088,438
Other liabilities, net	227,433	801,337
Total liabilities related to real estate investments held for sale:	$4,608,859	$9,889,775

The following table summarizes the major components of rental income, expenses and impairment related to real estate investments held for sale as of June 30, 2021 (the property leased to Dana) and 2020 (the property leased to Island Pacific Supermarket located in Elk Grove, CA, the property leased to Rite Aid located in Lake Elsinore, CA, the property leased to Walgreens located in Stockbridge, GA and the property previously leased to Dinan Cars located in Morgan Hill, CA), which were included in continuing operations for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Total revenues	$342,198	$312,060	$716,160	$1,480,909
Expenses:
Interest expense	63,207	83,658	138,629	221,022
Depreciation and amortization	49,108	185,658	122,769	375,575
Other expenses	78,857	101,131	145,797	221,811
Impairment	—	349,457	—	1,657,613
Total expenses	191,172	719,904	407,195	2,476,021
Net income (loss)	$151,026	$(407,844)	$308,965	$(995,112)

The Company sold the following properties during the year ended December 31, 2020:

Property	Location	Disposition Date	Property Type	Rentable Square Feet	Contract Sale Price	Gain (Loss) on Sale
Rite Aid	Lake Elsinore, CA	8/3/2020	Retail	17,272	$7,250,000	$(422)
Walgreens	Stockbridge, GA	8/27/2020	Retail	15,120	5,538,462	1,306,768
Island Pacific Supermarket	Elk Grove, CA	9/16/2020	Retail	13,963	3,155,000	387,296
Dinan Cars	Morgan Hill, CA	10/28/2020	Industrial	27,296	6,100,000	961,836
24 Hour Fitness	Las Vegas, NV	12/16/2020	Retail	45,000	9,052,941	1,484,271
				118,651	$31,096,403	$4,139,749

The following table summarizes the major components of assets and liabilities related to real estate investments held for sale as of December 31, 2020:

December 31, 2020
Assets related to real estate investments held for sale:
Land, buildings and improvements	$25,675,459
Tenant origination and absorption costs	554,788
Accumulated depreciation and amortization	(1,644,508)
Real estate investments held for sale, net	24,585,739
Other assets, net	1,079,361
Total assets related to real estate investments held for sale:	$25,665,100

Liabilities related to real estate investments held for sale:
Mortgage notes payable, net	$9,088,438
Other liabilities, net	801,337
Total liabilities related to real estate investments held for sale:	$9,889,775

The following table summarizes the major components of rental income, expenses and impairment related to real estate investments held for sale as of December 31, 2020, which were included in continuing operations for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Total revenues	$2,326,058	$1,325,265
Expenses:
Interest expense	552,246	323,460
Depreciation and amortization	737,278	344,708
Other expenses	352,280	385,282
Impairment of real estate properties	761,100	—
Total expenses	2,402,904	1,053,450
Net (loss) income	$(76,846)	$271,815

Rental Payments for Operating Leases
As of June 30, 2021, the future minimum contractual rent payments due to the Company under the Company’s non-cancellable operating leases, including lease amendments executed through August 13, 2021 and excluding rents due related to the real estate investments held for sale, are as follows:

July through December 2021	$13,219,545
2022	25,533,893
2023	22,070,671
2024	21,588,111
2025	18,369,437
2026	11,524,427
Thereafter	42,329,568
$154,635,652

As of December 31, 2020, the future minimum contractual rent payments due under the Company’s noncancelable operating leases, including lease amendments executed subsequent to December 31, 2020 and excluding rents due related to real estate investments held for sale, are as follows:

2021	$26,761,843
2022	24,418,710
2023	20,157,378
2024	19,674,819
2025	16,456,145
Thereafter	43,827,967
$151,296,862

Intangible Assets
As of June 30, 2021, the Company’s lease intangible assets were as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$23,570,335	$1,128,549	$(15,097,132)
Accumulated amortization	(11,210,646)	(372,620)	3,266,545
Net amount	$12,359,689	$755,929	$(11,830,587)

Intangible Assets Amortization	As of June 30, 2021, the amortization of intangible assets for the nine months ending December 31, 2021 and for each year of the next five years and thereafter is expected to be as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
July through December 2021	$1,609,387	$64,909	$(727,614)
2022	2,682,533	129,823	(1,217,029)
2023	1,805,532	127,174	(921,169)
2024	1,689,428	122,543	(917,750)
2025	1,311,545	115,996	(917,750)
2026	601,734	78,557	(912,347)
Thereafter	2,659,530	116,927	(6,216,928)
	$12,359,689	$755,929	$(11,830,587)

Weighted-average remaining amortization period	7.1 years	6.8 years	11.9 years
As of December 31, 2020, amortization of intangible assets for each year of the next five years and thereafter is expected to be as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
2021	$3,801,383	$129,823	$(1,462,730)
2022	2,628,700	129,823	(1,217,076)
2023	1,751,653	127,174	(921,169)
2024	1,625,159	122,543	(917,750)
2025	1,242,973	115,995	(917,750)
Thereafter	3,046,229	195,484	(7,129,262)
	$14,096,097	$820,842	$(12,565,737)

Weighted-Average Remaining Amortization Period	7.1 years	7.2 years	12.2 years